Business Combination - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 03, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill, acquired during period		$ 1,655,225
Shares Issued, Price Per Share	$ 2.25
Cash Payment Price Per Share	$ 0.40
Percentage Of Consideration Paid	30.00%
Maximum [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	6,600,000
Minimum [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	6,200,000
Outstanding Prior To August 1, 2013 [Member]
Business Acquisition [Line Items]
Shares Issued, Price Per Share	$ 3.60
First National Bank of Baldwin County
Business Acquisition [Line Items]
Goodwill, acquired during period		1,300,000
Finite-lived intangible assets acquired		700,000
Acquired finite-lived intangible assets, weighted average useful life		10 years
Business acquisition purchase price allocation loans receivable		124,200,000			124,200,000
Business combination fair value adjustments loans		500,000
Business combination, acquisition related costs			30,000	1,439,000
Business Combination Credit Mark		900,000
BCB Holding Company, Inc
Business Acquisition [Line Items]
Goodwill, acquired during period		1,700,000
Finite-lived intangible assets acquired		200,000
Acquired finite-lived intangible assets, weighted average useful life		10 years
Business acquisition purchase price allocation loans receivable		40,100,000			40,100,000
Business combination fair value adjustments loans		1,700,000
Business combination, acquisition related costs		508,000			29,000
Other Accrued Liabilities		$ 174,000			$ 174,000